UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Total business combination fair value basis adjustment to inventory	$ 1,042	$ 0	$ 1,042	$ 0
Total stock-based compensation expense	11,696	0	22,709	4,942
Total depreciation and amortization	3,381	124	3,922	250
Cost of goods sold
Total business combination fair value basis adjustment to inventory	1,042	0	1,042	0
Total stock-based compensation expense	47	0	52	0
Total depreciation and amortization	891	12	953	20
Research and development
Total stock-based compensation expense	485	0	970	0
Total depreciation and amortization	218	105	531	215
Selling, general and administrative
Total stock-based compensation expense	11,164	0	21,687	4,942
Total depreciation and amortization	$ 2,272	$ 7	$ 2,438	$ 15